INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Current tax expense	$(861)	$(286)
Deferred income tax recovery (expense)	1,109	(327)
Income tax recovery (expense)	$248	$(613)
The major components of income tax expense for the years ended December 31, 2018 and 2017 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Current income taxes	$861	$286
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	143	499
Expense / (recovery) arising from previously unrecognized tax assets	(955)	3
Change of tax rates and new legislation	(297)	(175)
Total deferred income taxes	(1,109)	327
Income taxes	$(248)	$613

Schedule of income tax rates
The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2018	2017
Statutory income tax rate	26%	26%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(4)	(3)
International operations subject to different tax rates	(3)	3
Taxable income attributable to non-controlling interests	(8)	(9)
Portion of gains subject to different tax rates	(4)	(5)
Recognition of deferred tax assets	(12)	(2)
Non-recognition of the benefit of current year’s tax losses	1	3
Other	1	(1)
Effective income tax rate	(3)%	12%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2018 and 2017 relate to the following:

AS AT DEC. 31 (MILLIONS)	2018	2017
Non-capital losses (Canada)	$685	$657
Capital losses (Canada)	108	171
Losses (U.S.)	2,219	590
Losses (International)	645	861
Difference in basis	(13,161)	(12,224)
Total net deferred tax liabilities	$(9,504)	$(9,945)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2018	2017
One year from reporting date	$16	$—
Two years from reporting date	—	—
Three years from reporting date	2	6
After three years from reporting date	1,125	530
Do not expire	1,526	990
Total	$2,669	$1,526

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2018 and 2017 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Revaluation of property, plant and equipment	$1,302	$(315)
Financial contracts and power sale agreements	26	27
Fair value through OCI securities[1]	10	5
Foreign currency translation	69	(43)
Revaluation of pension obligation	7	1
Total deferred tax in other comprehensive income	$1,414	$(325)

1.	Prior period amounts have not been restated (refer to Note 2 of the consolidated financial statements).